Long-Term Debt, Secured Term Loans (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2020 USD ($) Subsidiary	Jun. 30, 2021 USD ($) Agreement Intallment Vessel	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of long term loan agreements | Agreement		2
Number of balloon installment payments | Intallment		1
Arrangement fee percentage		1.00%
Number of tanker vessels used as collateral | Vessel		5
Net book value of tanker vessels used as collateral		$ 125,638
Proceeds from loan agreement		$ 0	$ 26,000
LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Fixed margin rate		2.75%
LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Fixed margin rate		2.85%
Nordea Bank and Piraeus Bank Loans [Member]
Long-Term Debt [Abstract]
Minimum term of charter used as security under loan agreements		2 years
Compensating cash balance required under loan agreements	$ 9,000	$ 9,000
Weighted average interest rate		2.92%	3.76%
Interest expense on long-term debt		$ 824	$ 929
Commitment fees		$ 0	$ 6
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary						2
Borrowing capacity				$ 59,000	$ 47,000	$ 33,000
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary	3
Borrowing capacity	$ 31,526
Proceeds from loan agreement	29,958
Amount available for drawdown	$ 0